Goldman Sachs International Small Cap Insights Fund Expense Example - Class P Shares [Member] - Goldman Sachs International Small Cap Insights Fund - Class P Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	$ 1,081